Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Matters
Schedule of company's and bank's actual capital amounts and ratios

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
As of December 31, 2023
Total Capital (to Risk-Weighted Assets)
Unified	81,811	13.9	46,975	8.0	$58,719	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Unified	77,893	13.3	26,424	4.5	$38,167	6.5%

Tier I Capital (to Risk-Weighted Assets)
Unified	77,893	13.3	35,231	6.0	$46,975	8.0%

Tier I Capital (to Average Assets)
Unified	77,893	9.7	32,302	4.0	$40,378	5.0%

As of December 31, 2022
Total Capital (to Risk-Weighted Assets)
Unified	79,551	14.2	44,778	8.0	$55,973	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Unified	77,499	13.9	25,188	4.5	$36,383	6.5%

Tier I Capital (to Risk-Weighted Assets)
Unified	77,499	13.9	33,584	6.0	$44,778	8.0%

Tier I Capital (to Average Assets)
Unified	77,499	10.1	30,617	4.0	$38,272	5.0%